FAIR VALUE MEASUREMENTS (Assets Measured Using Unobservable Inputs) (Details) - Available-for-sale investment [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		¥ 20,875,725	¥ 30,117,797
Receipt of available-for-sale investment
Foreign exchange gain/(loss)			(3,446,112)
Change in fair value of available-for-sale			(5,795,960)
Transfer to receivable		(20,875,725)
Balance			¥ 20,875,725